Annual Total Returns - Prospectus Summary	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dreyfus Government Cash Management | Administrative Shares
Prospectus [Line Items]
Annual Return [Percent]	4.09%	5.06%	4.93%	1.47%	0.03%	0.31%	1.99%	1.62%	0.69%	0.14%
Dreyfus Government Securities Cash Management | Administrative Shares
Prospectus [Line Items]
Annual Return [Percent]	4.02%	5.02%	4.86%	1.36%	0.01%	0.31%	1.91%	1.58%	0.63%	0.08%
Dreyfus Government Cash Management | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.19%	5.16%	5.03%	1.54%	0.03%	0.37%	2.09%	1.73%	0.79%	0.24%
Dreyfus Government Cash Management | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.19%	5.16%	5.03%	1.54%	0.03%	0.37%	2.09%	1.73%	0.79%	0.24%
Dreyfus Government Securities Cash Management | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.12%	5.12%	4.97%	1.44%	0.01%	0.37%	2.01%	1.68%	0.73%	0.20%
Dreyfus Government Cash Management | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	3.94%	4.90%	4.77%	1.36%	0.03%	0.26%	1.84%	1.47%	0.54%	0.03%
Dreyfus Government Securities Cash Management | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	3.87%	4.86%	4.71%	1.25%	0.01%	0.26%	1.76%	1.43%	0.47%	0.01%
Dreyfus Government Cash Management | Participant Shares
Prospectus [Line Items]
Annual Return [Percent]	3.78%	4.74%	4.62%	1.25%	0.03%	0.23%	1.68%	1.32%	0.39%	0.01%
Dreyfus Government Securities Cash Management | Participant Shares
Prospectus [Line Items]
Annual Return [Percent]	3.71%	4.70%	4.55%	1.16%	0.01%	0.22%	1.61%	1.28%	0.33%	0.01%
Dreyfus Government Cash Management | Service Shares
Prospectus [Line Items]
Annual Return [Percent]	3.37%	4.32%	4.20%	1.00%	0.03%
Dreyfus Government Cash Management | Wealth Shares
Prospectus [Line Items]
Annual Return [Percent]	3.93%	4.90%	4.77%	1.35%	0.03%
Dreyfus Government Cash Management | Wealth Shares
Prospectus [Line Items]
Annual Return [Percent]	3.93%	4.90%	4.77%	1.35%	0.03%